Quarterly Holdings Report
for

Fidelity Advisor® Mid Cap II Fund

March 31, 2021

AMP-QTLY-0521
1.814652.116

Schedule of Investments March 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
COMMUNICATION SERVICES - 3.5%
Entertainment - 2.3%
Activision Blizzard, Inc.	231,340	$21,514,620
Cinemark Holdings, Inc. (a)	125,400	2,559,414
Electronic Arts, Inc.	56,010	7,582,074
Live Nation Entertainment, Inc. (b)	49,400	4,181,710
		35,837,818
Interactive Media & Services - 0.5%
Bumble, Inc.	7,700	480,326
IAC (b)	35,800	7,743,898
		8,224,224
Media - 0.7%
Interpublic Group of Companies, Inc.	395,294	11,542,585

TOTAL COMMUNICATION SERVICES		55,604,627

CONSUMER DISCRETIONARY - 14.8%
Automobiles - 0.2%
Harley-Davidson, Inc.	89,600	3,592,960
Diversified Consumer Services - 0.5%
Grand Canyon Education, Inc. (b)	81,100	8,685,810
Hotels, Restaurants & Leisure - 4.8%
ARAMARK Holdings Corp.	219,300	8,285,154
Caesars Entertainment, Inc. (b)	124,549	10,891,810
Churchill Downs, Inc.	78,882	17,939,344
Hilton Grand Vacations, Inc. (b)	199,400	7,475,506
Jubilant Foodworks Ltd.	30,596	1,217,570
Marriott International, Inc. Class A	23,900	3,539,829
Noodles & Co. (b)	563,300	5,830,155
Penn National Gaming, Inc. (b)	95,900	10,054,156
Planet Fitness, Inc. (b)	61,300	4,738,490
Vail Resorts, Inc.	24,800	7,233,168
		77,205,182
Household Durables - 1.7%
KB Home	83,900	3,903,867
NVR, Inc. (b)	1,190	5,606,007
Taylor Morrison Home Corp. (b)	402,900	12,413,349
Toll Brothers, Inc.	102,400	5,809,152
		27,732,375
Internet & Direct Marketing Retail - 0.3%
Revolve Group, Inc. (b)	90,400	4,061,672
Leisure Products - 0.5%
YETI Holdings, Inc. (b)	111,300	8,036,973
Multiline Retail - 0.4%
Dollar Tree, Inc. (b)	56,700	6,489,882
Specialty Retail - 3.5%
America's Car Mart, Inc. (b)	17,400	2,651,238
American Eagle Outfitters, Inc.	273,600	8,000,064
Dick's Sporting Goods, Inc.	99,600	7,584,540
Five Below, Inc. (b)	74,500	14,213,855
Williams-Sonoma, Inc. (a)	134,000	24,012,800
		56,462,497
Textiles, Apparel & Luxury Goods - 2.9%
Capri Holdings Ltd. (b)	110,000	5,610,000
Deckers Outdoor Corp. (b)	92,775	30,654,715
PVH Corp.	41,100	4,344,270
Tapestry, Inc.	136,000	5,604,560
thredUP, Inc. (b)	5,300	123,649
		46,337,194

TOTAL CONSUMER DISCRETIONARY		238,604,545

CONSUMER STAPLES - 5.3%
Beverages - 0.6%
C&C Group PLC (United Kingdom) (b)	1,695,904	6,569,705
Monster Beverage Corp. (b)	35,700	3,251,913
		9,821,618
Food & Staples Retailing - 2.6%
BJ's Wholesale Club Holdings, Inc. (b)	376,400	16,885,304
Performance Food Group Co. (b)	218,112	12,565,432
U.S. Foods Holding Corp. (b)	314,500	11,988,740
		41,439,476
Food Products - 1.1%
Nomad Foods Ltd. (b)	673,200	18,486,072
Household Products - 1.0%
Spectrum Brands Holdings, Inc.	180,600	15,351,000

TOTAL CONSUMER STAPLES		85,098,166

ENERGY - 2.1%
Energy Equipment & Services - 0.2%
Baker Hughes Co. Class A	153,600	3,319,296
Oil, Gas & Consumable Fuels - 1.9%
Cabot Oil & Gas Corp.	151,500	2,845,170
Cheniere Energy, Inc. (b)	77,800	5,602,378
Hess Corp.	78,700	5,568,812
Magnolia Oil & Gas Corp. Class A (b)	437,200	5,019,056
New Fortress Energy LLC	95,614	4,389,639
Pioneer Natural Resources Co.	24,000	3,811,680
World Fuel Services Corp.	109,000	3,836,800
		31,073,535

TOTAL ENERGY		34,392,831

FINANCIALS - 16.3%
Banks - 6.7%
Atlantic Union Bankshares Corp.	106,300	4,077,668
Bancorp, Inc., Delaware (b)	216,100	4,477,592
BankUnited, Inc.	161,935	7,117,043
Comerica, Inc.	68,300	4,899,842
CVB Financial Corp.	240,351	5,309,354
First Horizon National Corp.	701,400	11,860,674
First Republic Bank	27,600	4,602,300
Huntington Bancshares, Inc.	646,457	10,162,304
KeyCorp	381,800	7,628,364
M&T Bank Corp.	72,200	10,946,242
Signature Bank	95,400	21,569,940
Wintrust Financial Corp.	195,700	14,834,060
		107,485,383
Capital Markets - 1.9%
Ameriprise Financial, Inc.	54,287	12,619,013
Raymond James Financial, Inc.	111,024	13,607,101
TMX Group Ltd.	38,000	3,948,771
		30,174,885
Consumer Finance - 0.8%
Capital One Financial Corp.	35,900	4,567,557
Synchrony Financial	227,700	9,258,282
		13,825,839
Diversified Financial Services - 0.7%
Equitable Holdings, Inc.	361,700	11,798,654
Insurance - 5.5%
American Financial Group, Inc.	50,600	5,773,460
Assurant, Inc.	74,000	10,490,980
GoHealth, Inc. (b)	204,700	2,392,943
Hartford Financial Services Group, Inc.	151,300	10,105,327
Hiscox Ltd. (b)	266,995	3,166,954
Old Republic International Corp.	720,900	15,744,456
Primerica, Inc.	112,958	16,697,452
Reinsurance Group of America, Inc.	87,391	11,015,636
RenaissanceRe Holdings Ltd.	78,700	12,611,675
		87,998,883
Thrifts & Mortgage Finance - 0.7%
Essent Group Ltd.	188,029	8,929,497
Meta Financial Group, Inc.	51,000	2,310,810
		11,240,307

TOTAL FINANCIALS		262,523,951

HEALTH CARE - 8.5%
Biotechnology - 1.1%
Argenx SE ADR (b)	8,500	2,340,815
FibroGen, Inc. (b)	97,800	3,394,638
Neurocrine Biosciences, Inc. (b)	49,100	4,774,975
Novavax, Inc. (b)	9,700	1,758,707
Regeneron Pharmaceuticals, Inc. (b)	5,500	2,602,270
Sarepta Therapeutics, Inc. (b)	40,300	3,003,559
		17,874,964
Health Care Equipment & Supplies - 3.3%
Boston Scientific Corp. (b)	159,810	6,176,657
Envista Holdings Corp. (b)	102,900	4,198,320
Hologic, Inc. (b)	176,079	13,096,756
ResMed, Inc.	22,327	4,331,885
Tandem Diabetes Care, Inc. (b)	41,900	3,697,675
The Cooper Companies, Inc.	15,739	6,045,193
Zimmer Biomet Holdings, Inc.	98,500	15,767,880
		53,314,366
Health Care Providers & Services - 1.9%
Centene Corp. (b)	112,900	7,215,439
Molina Healthcare, Inc. (b)	83,400	19,495,584
Signify Health, Inc.	4,000	117,040
Universal Health Services, Inc. Class B	31,500	4,201,785
		31,029,848
Life Sciences Tools & Services - 2.0%
10X Genomics, Inc. (b)	11,413	2,065,753
Avantor, Inc. (b)	210,300	6,083,979
Charles River Laboratories International, Inc. (b)	25,900	7,506,597
Maravai LifeSciences Holdings, Inc.	117,200	4,177,008
Sartorius Stedim Biotech	5,200	2,141,632
Sotera Health Co.	81,700	2,039,232
Thermo Fisher Scientific, Inc.	16,430	7,498,323
		31,512,524
Pharmaceuticals - 0.2%
Nektar Therapeutics (b)	126,100	2,522,000

TOTAL HEALTH CARE		136,253,702

INDUSTRIALS - 16.6%
Aerospace & Defense - 0.7%
Axon Enterprise, Inc. (b)	43,500	6,195,270
Howmet Aerospace, Inc. (b)	156,200	5,018,706
		11,213,976
Air Freight & Logistics - 1.0%
XPO Logistics, Inc. (b)	126,988	15,657,620
Airlines - 0.4%
Allegiant Travel Co.	8,100	1,976,886
Copa Holdings SA Class A	25,400	2,052,066
Southwest Airlines Co.	38,800	2,369,128
Sun Country Airlines Holdings, Inc. (b)	6,200	212,536
		6,610,616
Building Products - 2.8%
Builders FirstSource, Inc. (b)	464,300	21,529,591
Jeld-Wen Holding, Inc. (b)	352,339	9,756,267
Trane Technologies PLC	69,672	11,534,896
UFP Industries, Inc.	20,375	1,545,240
		44,365,994
Commercial Services & Supplies - 0.9%
Knoll, Inc.	169,263	2,794,532
Stericycle, Inc. (b)	123,308	8,324,523
Tetra Tech, Inc.	30,500	4,139,460
		15,258,515
Construction & Engineering - 1.2%
Dycom Industries, Inc. (b)	120,600	11,197,710
Quanta Services, Inc.	87,100	7,663,058
		18,860,768
Electrical Equipment - 3.7%
AMETEK, Inc.	108,000	13,794,840
Generac Holdings, Inc. (b)	38,400	12,574,080
Regal Beloit Corp.	59,702	8,518,281
Sensata Technologies, Inc. PLC (b)	164,100	9,509,595
Sunrun, Inc. (b)	245,607	14,854,311
		59,251,107
Machinery - 3.2%
Crane Co.	59,122	5,552,147
Fortive Corp.	100,000	7,064,000
IDEX Corp.	15,200	3,181,664
ITT, Inc.	276,959	25,178,343
Oshkosh Corp.	50,500	5,992,330
Woodward, Inc.	41,500	5,006,145
		51,974,629
Marine - 0.0%
Clarkson PLC	1,700	64,450
Professional Services - 1.5%
ASGN, Inc. (b)	90,099	8,599,049
Clarivate Analytics PLC (b)	134,900	3,560,011
Jacobs Engineering Group, Inc.	35,686	4,613,129
TriNet Group, Inc. (b)	86,700	6,759,132
		23,531,321
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	207,000	9,954,630
Trading Companies & Distributors - 0.6%
GMS, Inc. (b)	58,800	2,454,900
Univar, Inc. (b)	358,800	7,728,552
		10,183,452

TOTAL INDUSTRIALS		266,927,078

INFORMATION TECHNOLOGY - 14.5%
Communications Equipment - 1.4%
Digi International, Inc. (b)	336,200	6,384,438
Ericsson (B Shares)	560,100	7,410,537
Lumentum Holdings, Inc. (b)	105,900	9,673,965
		23,468,940
Electronic Equipment & Components - 2.0%
CDW Corp.	28,551	4,732,328
II-VI, Inc. (b)	71,820	4,910,333
Jabil, Inc.	73,600	3,838,976
Samsung SDI Co. Ltd.	7,455	4,400,075
Trimble, Inc. (b)	54,600	4,247,334
Zebra Technologies Corp. Class A (b)	20,000	9,703,600
		31,832,646
IT Services - 4.9%
Akamai Technologies, Inc. (b)	42,237	4,303,950
Amadeus IT Holding SA Class A (b)	58,200	4,145,475
Black Knight, Inc. (b)	126,000	9,322,740
Concentrix Corp. (b)	60,300	9,028,116
EPAM Systems, Inc. (b)	19,800	7,854,462
Euronet Worldwide, Inc. (b)	83,791	11,588,295
Genpact Ltd.	261,843	11,212,117
GoDaddy, Inc. (b)	167,300	12,985,826
WNS Holdings Ltd. sponsored ADR (b)	112,200	8,127,768
		78,568,749
Semiconductors & Semiconductor Equipment - 5.0%
Marvell Technology Group Ltd.	194,700	9,536,406
MediaTek, Inc.	192,000	6,621,129
MKS Instruments, Inc.	104,800	19,432,016
NXP Semiconductors NV	53,100	10,691,154
ON Semiconductor Corp. (b)	335,000	13,939,350
Semtech Corp. (b)	82,719	5,707,611
SolarEdge Technologies, Inc. (b)	51,600	14,831,904
		80,759,570
Software - 1.2%
Adobe, Inc. (b)	9,200	4,373,404
Digital Turbine, Inc. (b)	120,100	9,651,236
Dynatrace, Inc. (b)	115,600	5,576,544
		19,601,184

TOTAL INFORMATION TECHNOLOGY		234,231,089

MATERIALS - 7.1%
Chemicals - 3.1%
Albemarle Corp. U.S.	21,175	3,093,879
Celanese Corp. Class A	64,000	9,587,840
Element Solutions, Inc.	853,000	15,601,370
Olin Corp.	245,300	9,314,041
Orion Engineered Carbons SA	267,000	5,265,240
The Chemours Co. LLC	274,900	7,672,459
		50,534,829
Construction Materials - 0.4%
Martin Marietta Materials, Inc.	17,100	5,742,522
Containers & Packaging - 1.3%
Aptargroup, Inc.	32,900	4,660,943
Avery Dennison Corp.	87,500	16,069,375
		20,730,318
Metals & Mining - 2.3%
B2Gold Corp.	604,900	2,604,049
Barrick Gold Corp.	395,337	7,827,673
Cleveland-Cliffs, Inc.	293,668	5,905,663
First Quantum Minerals Ltd.	372,300	7,095,238
Reliance Steel & Aluminum Co.	37,300	5,680,417
Torex Gold Resources, Inc. (b)	288,000	3,636,954
Yamana Gold, Inc.	1,101,500	4,785,701
		37,535,695

TOTAL MATERIALS		114,543,364

REAL ESTATE - 6.9%
Equity Real Estate Investment Trusts (REITs) - 6.4%
Alexandria Real Estate Equities, Inc.	44,000	7,229,200
CyrusOne, Inc.	94,300	6,385,996
Digital Realty Trust, Inc.	51,800	7,295,512
Douglas Emmett, Inc.	145,600	4,571,840
Duke Realty Corp.	130,000	5,450,900
Healthcare Trust of America, Inc.	175,800	4,848,564
Highwoods Properties, Inc. (SBI)	264,000	11,336,160
Invitation Homes, Inc.	360,500	11,532,395
Lamar Advertising Co. Class A	65,400	6,142,368
Mid-America Apartment Communities, Inc.	23,800	3,435,768
National Retail Properties, Inc.	318,800	14,049,516
Outfront Media, Inc.	276,600	6,038,178
Simon Property Group, Inc.	46,000	5,233,420
Ventas, Inc.	101,000	5,387,340
VICI Properties, Inc.	147,000	4,151,280
		103,088,437
Real Estate Management & Development - 0.5%
CBRE Group, Inc. (b)	111,491	8,820,053

TOTAL REAL ESTATE		111,908,490

UTILITIES - 3.6%
Electric Utilities - 0.5%
PG&E Corp. (b)	681,600	7,981,536
Independent Power and Renewable Electricity Producers - 3.1%
Clearway Energy, Inc. Class C	411,800	11,588,052
NextEra Energy Partners LP	223,600	16,295,968
The AES Corp.	813,800	21,817,978
		49,701,998

TOTAL UTILITIES		57,683,534

TOTAL COMMON STOCKS
(Cost $1,040,801,683)		1,597,771,377

Money Market Funds - 2.8%
Fidelity Cash Central Fund 0.06% (c)	17,249,586	17,253,036
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	27,768,248	27,771,025
TOTAL MONEY MARKET FUNDS
(Cost $45,024,061)		45,024,061
TOTAL INVESTMENT IN SECURITIES - 102.0%
(Cost $1,085,825,744)		1,642,795,438
NET OTHER ASSETS (LIABILITIES) - (2.0)%		(31,674,219)
NET ASSETS - 100%		$1,611,121,219

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$5,810
Fidelity Securities Lending Cash Central Fund	5,730
Total	$11,540

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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